Non-Current Assets and Disposal Groups Held for Sale (Tables)	12 Months Ended
Dec. 31, 2018
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [text block table]
in € m.	Dec 31, 2018
Cash, due and deposits with banks, Central bank funds sold and securities purchased under resale agreements	8
Financial assets at fair value through profit or loss	3
Financial assets available for sale	0
Loans	2,564
Property and equipment	62
Other assets	42
Total assets classified as held for sale	2,679

Deposits, Central bank funds purchased and securities sold under resale agreements	874
Financial liabilities at fair value through profit or loss	4
Long-term debt	0
Other liabilities	364
Total liabilities classified as held for sale	1,242